Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”).
The Company was deemed the accounting acquirer in the Business Combination of Jaws based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) Topic 805, “
Business Combinations”
(“ASC 805”),
as the Company’s former owner retained control after the Business Combination. Refer to Note 1, “
Nature of Business”
, for details surrounding the Business Combination. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of the Company issuing stock for the net assets of Jaws, accompanied by a recapitalization. The net assets of Jaws were stated at historical cost, with no goodwill or other intangible assets recorded.
While Jaws was the legal acquirer in the Business Combination, because the Company was deemed the accounting acquirer, the historical financial statements of PCIH became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the consolidated financial statements reflect the historical operating results of PCIH prior to the Business Combination, the combined results of Jaws and the Company following the close of the Business Combination, the assets and liabilities of the Company at their historical cost, and the Company’s equity structure for all periods presented.
Pursuant to the Primary Care (ITC) Intermediate Holdings, LLC Second Amended and Restated Limited Liability Company Agreement, dated June 3, 2021, PCIH is required to issue limited liability company units to Cano Health, Inc. if Cano Health, Inc. issues any equity securities, on substantially the same terms, such that the capitalization structure of PCIH shall mirror the capitalization structure of Cano Health, Inc. During the year ended December 31, 2021, Cano Health, Inc. issued in the aggregate 4.4 million shares of Class A common stock in connection with certain acquisitions. Accordingly, in November 2021, PCIH issued 4.4 million limited liability company units to Cano Health, Inc. The issuance of these Units resulted in a $41.4 million increase in the Company’s non-controlling
interests and a corresponding decrease in additional paid in capital during the year.

Warrant Liabilities
Warrant Liabilities
The Company assumed 23.0 million public warrants (“Public Warrants”) and 10.53 million private placement warrants (“Private Placement Warrants”) upon the consummation of the Business Combination. The Company may issue or assume common stock warrants that are recorded as either liabilities or equity in accordance with the respective accounting guidance. The warrants, which are recorded as liabilities, are recorded at their fair value within warrant liabilities on the consolidated balance sheets, and remeasured on each reporting date with changes in fair value of warrant liabilities recorded in revaluation of warrant liabilities on the Company’s consolidated statements of operations.
The Public Warrants became exercisable 30 days after the consummation of the Business Combination, which occurred on June 3, 2021. The Public Warrants will expire five years after the consummation of the Business Combination, or earlier upon redemption or liquidation.

The Private Placement Warrants are identical to the Public Warrants, except that so long as the Private Placement Warrants are held by the Sponsor or any of its permitted transferees, the Private Placement Warrants: (i) may be exercised for cash or on a “cashless basis”, (ii) shall not be redeemable by the Company when the Class A ordinary shares equal or exceed $18.00, and (iii) shall only be redeemable by the Company when the Class A ordinary shares are less than $18.00 per share, subject to certain adjustments.
The Company evaluated the Public Warrants and Private Placement Warrants and concluded that they do not meet the criteria to be classified as shareholders’ equity in accordance with ASC
815-40,
“
Derivatives and Hedging–Contracts in Entity’s Own Equity
” (“ASC 815”). The Public Warrants and Private Placement Warrants meet the definition of a derivative under ASC 815. The Company has recorded these warrants as liabilities on its consolidated balance sheets. Changes in their respective fair values are recognized in the statement of operations at each reporting date.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue when a customer obtains control of the promised goods or services. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services the Company transfers to the customer (i.e., patient). Management reviews contracts at inception to determine which performance obligations must be satisfied and which of these performance obligations are distinct. The Company recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied.
The Company derives its revenue primarily from its capitated fees for medical services provided under capitated arrangements, fee-for-service
arrangements, and revenue from the sale of pharmaceutical drugs.
Capitated revenue is derived from fees for medical services provided by the Company under capitated arrangements with health maintenance organizations’ (“HMOs”) health plans and revenue is recorded as a stand-ready obligation over time. Capitated revenue consists of revenue earned through Medicare as well as through commercial and other non-Medicare
governmental programs, such as Medicaid, which is captured as other capitated revenue. The Company is required to deliver primary care physician services to the enrolled member population and is responsible for medical expenses related to healthcare services required by that patient group, including services not provided by the Company. Since the Company controls the primary care physician services provided to enrolled members, the Company acts as a principal. The gross fees under these contracts are reported as revenue and the cost of provider care is included in third-party medical costs. The Company reconciles with health plans and collects plan surpluses every 30 to 120 days depending on the plan. Neither the Company nor any of its affiliates is a registered insurance company because state law in the states in which they operate does not require such registration for risk-bearing providers.
The Company groups contractual terms into one portfolio because these arrangements are similar. The Company identifies a single performance obligation to stand-ready to provide healthcare services to enrolled members. Capitated revenue is recognized in the month in which the Company is obligated to provide medical care services. The transaction price for the Medicare Advantage and Medicare Direct Contracting services provided (and other programs including Accountability Care Organizations) depends upon the pricing established by the Centers for Medicare & Medicaid (“CMS”) and includes rates that are based on the cost of medical care within a local market and the average utilization of healthcare services by the members enrolled. The transaction price is variable since the rates are risk adjusted based on health status (acuity) of members and demographic characteristics of the enrolled members. MRA revenues are estimated using the “most likely amount” methodology. The amount of variable consideration recorded in the transaction price is limited to an amount that the Company believes will not result in a significant reversal of revenue based on historical results. The risk adjustment to the transaction price is presented as the Medicare Risk Adjustment (“MRA”) within accounts receivable on the accompanying consolidated balance sheets. The fees are paid on an interim basis based on submitted enrolled member data for the previous year and are adjusted in subsequent periods after the final data is compiled by CMS. Revenue is not recorded until the price can be estimated by the Company and to the extent that it is probable that a significant reversal will not occur once any uncertainty associated with the variable consideration is subsequently resolved.
In 2020, the Company entered into multi-year agreements with Humana, Inc. (“Humana”), a managed care organization, agreeing that Humana will be the exclusive health plan for Medicare Advantage products in certain centers in San Antonio and Las Vegas but allowing services to non-Humana
members covered by original Medicare, Medicaid, and commercial health plans in those centers. The agreements contain an administrative payment from Humana in exchange for the Company providing certain care coordination services during the contract term. The care coordination payments are refundable to Humana on a pro-rata
basis if the Company ceases to provide services at the centers within the specified contract term. The Company identified one performance obligation per center to stand-ready to provide care coordination services to patients and will recognize revenue ratably over the contract term. Care coordination revenue is included in other revenue along with other ancillary healthcare revenues.
Fee-for-service
revenue is generated from primary care services provided in the Company’s medical centers. During an office visit, a patient may receive a number of medical services from a healthcare provider. These healthcare services are not separately identifiable and are combined into a single performance obligation. The Company recognizes fee-for-service
revenue at the net realizable amount at the time the patient is seen by a provider, and the Company’s performance obligation to the patient is complete.
Pharmacy revenue is generated from the sales of prescription medication to patients. Pharmacy contracts contain a single performance obligation. The Company satisfies its performance obligation and recognizes revenue at the time the patient takes possession of the medical supply. Other revenue includes revenue from certain third parties which include ancillary fees earned under contracts with certain care organizations for the provision of care coordination services.
The Company’s revenue from its revenue streams described in the preceding paragraphs for the years ended December 31, 2021, 2020 and 2019 was as follows:

	2021		2020		2019
(in thousands)	Revenue $	Revenue %	Revenue $	Revenue %	Revenue $	Revenue %
Capitated revenue
Medicare	$1,334,308	82.9%	$672,588	80.9%	$279,788	77.4%
Other capitated	194,812	12.1%	123,785	14.9%	61,113	16.9%

Total capitated revenue	1,529,120	95.0%	796,373	95.8%	340,901	94.3%

Fee-for-service and other revenue
Fee-for-service	25,383	1.6%	9,504	1.1%	5,769	1.6%
Pharmacy	36,306	2.3%	23,079	2.8%	12,897	3.6%
Other	18,560	1.1%	2,620	0.3%	1,817	0.5%

Total fee-for-service and other revenue	80,249	5.0%	35,203	4.2%	20,483	5.7%

Total revenue	$1,609,369	100.0%	$831,576	100.0%	$361,384	100.0%

Performance obligations from the Company’s revenues are recognized at a point in time and the revenues recognized over time relate to contracts with a duration of one year or less. The Company elected the practical expedient which provides relief from the requirement to disclose the transaction price for remaining performance obligations at the end of each reporting period and the requirement to disclose when the Company expects to recognize the related revenue. The Company has de minimis performance obligations remaining at the end of the reporting period because patients are not contractually obligated to continue to receive medical care from the network of providers.
Third-Party Medical Costs
Third-Party Medical Costs
Third-party medical costs primarily consist of all medical expenses paid by the health plans or CMS, including inpatient and hospital care, specialists, and medicines, net of rebates, for which the Company bears risk.

Direct Patient Expense
Direct Patient Expense
Direct patient expense primarily consists of costs incurred in the treatment of the patients, including the compensation related to medical service providers and technicians, medical supplies, purchased medical services, drug costs for pharmacy sales, and payments to third-party providers.
Third-party medical costs and direct patient expense collectively represent the cost of services provided.

Significant Vendor
Significant Vendor
The Company’s primary provider of pharmaceutical drugs and pharmacy supplies accounted for approximately 86%, 100%, and 100% of the Company’s pharmaceutical drugs and supplies expense for the years ended December 31, 2021, 2020, and 2019, respectively.

Concentration of Risk
Concentration of Risk
Contracts with three of the HMOs accounted for the following amounts:

	As of and for the years ended December 31,
	2021	2020	2019
Revenues	59.9%	69.9%	60.0%
Accounts receivable	43.3%	47.9%	48.8%
HMO Payors that represented greater than 10% of total revenue included two HMO contracts that were approximately 53.6%, 59.3% and 35.4% of total revenue for the years ended December 31, 2021, 2020 and 2019, respectively.
Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash deposits in excess of the Federal Deposit Insurance Corporation insured limit of $0.3 million. At times, such cash balances may be in excess of insured amounts.

Cash and Restricted Cash
Cash and Restricted Cash
Cash and cash equivalents are highly liquid investments purchased with original maturities of three months or less. During the year end December 31, 2021 and December 31, 2020, two health plans required the Company to maintain restricted cash balances for an aggregate amount of $3.5 million and $0.6 million, respectively. These restricted cash balances are included within the caption cash, cash equivalents and restricted cash in the accompanying consolidated balance sheets.

Inventory	Inventory Inventory consists entirely of pharmaceutical drugs and is valued at the lower of cost (under the first-in, first-out method) or net realizable value.
Accounts Receivable, Net of Unpaid Service Provider Costs
Accounts Receivable, Net of Unpaid Service Provider Costs
Accounts receivable are carried at amounts the Company deems collectible. Accordingly, an allowance is provided based on credit losses expected over the contractual term. Accounts receivable are written off when they are deemed uncollectible. As of December 31, 2021 and December 31, 2020, the Company believes no allowance is necessary. The ultimate collectability of accounts receivable may differ from amounts estimated. The period between the time when the service is performed by the Company and the fees are received is usually one year or less and therefore, the Company elected the practical expedient under ASC
606-10-32-18
and did not adjust accounts receivable for the effect of a significant financing component.
Accounts receivable include MRA receivables which are accrued and estimated based on the health status (acuity) and demographic characteristics of members. These estimates are continually evaluated and adjusted by management based upon our historical experience and other factors, including regular independent assessments by a nationally recognized actuarial firm. Amounts are only included as MRA receivables to the extent it is probable that a significant reversal of cumulative revenue will not occur once any uncertainty is resolved. Accounts receivable included MRA receivables in the amount of $21.1 million and $7.8 million as of December 31, 2021 and December 31, 2020, respectively.
As of December 31, 2021 and December 31, 2020, the Company’s accounts receivable were presented net of the unpaid service provider costs. A right of offset exists when all of the following conditions are met: 1) each of the two parties owed the other determinable amounts; 2) the reporting party has the right to offset the amount owed with the amount owed to the other party; 3) the reporting party intends to offset; and 4) the right of offset is enforceable by law. The Company believes all of the aforementioned conditions existed as of December 31, 2021 and December 31, 2020.
Accounts receivable balances are summarized below:

	As of,
(in thousands)	December 31, 2021	December 31, 2020
Accounts receivable	$227,889	$112,799
Medicare risk adjustment	21,072	7,842
Unpaid service provider costs	(115,528)	(53,288)

Accounts receivable, net	$133,433	$67,353

Unpaid Service Provider Cost
Unpaid Service Provider Cost
Provider costs are accrued based on the date of services rendered to members, based in part on estimates, including an accrual for medical services incurred but not reported (“IBNR”). Liabilities for IBNR are estimated using standard actuarial methodologies including the Company’s accumulated statistical data, adjusted for current experience. These actuarially determined estimates are continually reviewed and updated. Differences between estimated IBNR and actual amounts incurred are adjusted as an increase or decrease to service provider cost in the consolidated statements of operation in the period they become known.

The Company believes the amounts accrued to cover claims incurred and unpaid as of December 31, 2021 and December 31, 2020 are adequate. However, as the amount of unpaid service provider cost is based on estimates, the ultimate amounts paid to settle these liabilities might vary from recorded amounts, and these differences may be material.
The Company maintains a provider excess loss insurance policy to protect against claim expenses exceeding certain levels that were incurred by the Company on behalf of members and uses a third-party cost recovery firm which specialize in care coordination charges. As of both December 31, 2021 and December 31, 2020, the Company’s excess loss insurance deductible was $0.1 million and maximum coverage was $2.0 million per member per calendar year. The Company recorded excess loss insurance premiums of $7.3 million as well as insurance and cost recovery reimbursement of $18.8 million for the year ended December 31, 2021. The Company recorded excess loss insurance premiums and reimbursements of $4.9 million for the year ended December 31, 2020. The Company recorded these amounts on a net basis in the caption third-party medical costs in the accompanying consolidated statements of operations. The Company records excess loss insurance recoveries in accounts receivable and third-party cost recoveries in long term other assets on the accompanying consolidated balance sheets. As of December 31, 2021 and December 31, 2020, the Company recorded insurance recoveries and amounts due from a third party for other cost recoveries of $15.2 million and $2.5 million, respectively.
Activity in unpaid service provider costs for the years ended December 31, 2021 and 2020 is summarized below:

(in thousands)	2021	2020
Balance as of January 1,	$54,524	$19,968
Incurred related to:
Current year	861,226	380,194
Prior years	5,494	752

	866,720	380,946
Paid related to:
Current year	732,117	325,670
Prior years	60,018	20,720

	792,135	346,390

Balance as of December 31,	$129,109	$54,524

The foregoing reconciliation reflects a change in estimate during the years ended December 31, 2021 and 2020 related to unpaid service provider costs of approximately $5.5 million and $0.8 million, respectively, due to higher utilization rates. $13.6 million and $1.2 million of the liabilities for IBNR were included in other current liabilities in the consolidated balance sheet as they were in a net deficit position as of December 31, 2021 and December 31, 2020, respectively.

Debt Issuance Costs
Debt Issuance Costs
Debt issuance costs represent fees incurred by the Company in connection with securing funding from a lender. These are lender fees and third-party professional fees that would not have been incurred if the Company did not pursue and secure financing. In circumstances where an embedded derivative is bifurcated from a host credit agreement and recorded as a standalone instrument at fair value, the debt issuance costs will reflect the initial fair value of such derivative. At inception of a credit agreement, these debt issuance costs are capitalized and presented net against the carrying amount of the related debt liabilities in the accompanying consolidated balance sheets. Following recognition, they are amortized over the term of their related credit agreement through interest expense in the accompanying statements of operations through the effective interest method. In instances where there is no related debt drawn or outstanding, the debt issuance costs are presented in prepaid expenses and other current assets on the accompanying consolidated balance sheets.

As of December 31, 2021 and December 31, 2020, the Company recorded capitalized deferred issuance cost balances of $23.3 million and $24.9 million, respectively, in the accompanying consolidated balance sheets, as described in Note 9, “
Long-Term Debt
”. Of the balance as of December 31, 2021, $22.7 million was included in the caption notes payable, net of current portion and debt issuance costs, $0.1 million in prepaid expenses and other current assets, and $0.5 million in other assets on the accompanying consolidated balance sheets. Of the balance as of December 31, 2020, $18.5 million was included in the caption notes payable, net of current portion and debt issuance costs, $5.8 million in prepaid expenses and other current assets, and $0.6 million in other assets on the accompanying consolidated balance sheets.
As described in Note 9, “Long-Term Debt”, Term Loan 3 (as defined below) was partially repaid by the Company on June 3, 2021. The Company’s partial extinguishment of this Term Loan consisted of a cash payment to the lender for (1) $400.0 million of the outstanding principal amount, and (2) the outstanding accrued interest. For the years ended December 31, 2021 and December 31, 2020, the Company recorded a loss on extinguishment of debt of $13.1 million and $23.2 million, respectively, which related to unamortized debt issuance costs.
The Company recorded $4.9 million of amortization of deferred financing costs for the year ended December 31, 2021. The Company recorded $6.7 million of amortization of deferred financing costs for the year ended December 31, 2020. Amortization expense is reflected under the caption interest expense in the accompanying consolidated statements of operations.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are stated at cost less accumulated depreciation and amortization. The Company capitalizes asset purchases as well as major improvements that extend the useful life or add functionality, value, or productive capacity. Depreciation and amortization are computed using the straight-line method over the life of the assets, ranging from three to fifteen years. Leasehold improvements are amortized over the shorter of the estimated useful life of fifteen years or the term of the lease.
Repairs and maintenance are expensed as incurred. When property and equipment are retired, sold, or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in the accompanying consolidated statements of operations.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company periodically reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Business Acquisitions
Business Acquisitions
The Company accounts for acquired businesses using the acquisition method of accounting. All assets acquired and liabilities assumed are recorded at their respective fair values at the date of acquisition. The determination of fair value involves estimates and the use of valuation techniques when market value is not readily available. The Company uses various techniques to determine fair value in accordance with accepted valuation models, primarily the income approach. The significant assumptions used in developing fair values include, but are not limited to, EBITDA growth rates, revenue growth rates, the amount and timing of future cash flows, discount rates, useful lives, royalty rates and future tax rates. The excess of purchase price over the fair value of assets and liabilities acquired is recorded as goodwill. Refer to Note 3, “Business Acquisitions,” for a discussion of the Company’s recent acquisitions.
Goodwill
Goodwill
Goodwill represents the excess of the purchase price of an acquired business over the fair value of the underlying net tangible and intangible assets acquired. The goodwill arising from acquisitions is a result of synergies that are expected to be derived from elimination of duplicative costs and the achievement of economies of scale. The Company assesses goodwill for impairment on an annual basis and between tests if events occur or circumstances exist that would reduce the fair value of a reporting unit below its carrying amount. The Company performs its annual assessment on the first of October each year or more frequently if events or circumstances dictate. Goodwill is evaluated for impairment at the reporting unit level. The Company has identified one reporting unit for the annual goodwill impairment testing. First, the Company performs a qualitative analysis to determine if it is more likely than not that the fair value of the reporting unit is less than its carrying value and a quantitative impairment test is required. If required, the Company applies the quantitative test to identify and measure the amount of impairment by comparing the fair value of the reporting unit, which the Company estimates on an income approach using the present value of expected future cash flows of the reporting unit to its carrying value.
The Company considered the effect of the
COVID-19
pandemic on its business and the overall economy and resulting impact on its goodwill. There was no impairment to goodwill during the years ended December 31, 2021, 2020 and 2019.

Intangibles, Net
Intangibles, Net
The Company’s intangibles consist of trade names, brand,
non-compete,
and customer, payor, and provider relationships. The Company amortizes its intangibles using the straight-line method over the estimated useful lives of the intangible, which ranges from one to twenty years. Intangible assets are reviewed for impairment in conjunction with long-lived assets.

Leases
Leases
In February 2016, the FASB issued a new standard related to leases to increase transparency and comparability among organizations by requiring the recognition of right-of-use
(“ROU”) assets and lease liabilities on the balance sheet. Most prominent among the changes in the standard is the recognition of ROU assets and lease liabilities by lessees for those leases classified as operating leases. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. We adopted the standard in 2021 upon losing EGC status.
Under the new standard, the Company evaluates whether a contract is or contains a lease at the inception of the contract. Upon lease commencement, which is defined as the date on which a lessor makes the underlying asset available to the Company for use, the Company classifies the lease as either an operating or finance lease. The Company’s leases primarily consist of operating leases for office space and operating medical centers in certain states in which we operate. The Company also has finance leases for vehicles and medical equipment.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Lease liabilities are measured at the present value of the remaining, fixed lease payments at lease commencement. The Company uses its incremental borrowing rate, adjusted for the effects of collateralization, based on the information available at the later of adoption, inception, or modification in determining the present value of lease payments.
Right-of-use
assets are measured at an amount equal to the initial lease liability, plus any prepaid lease payments (less any incentives received) and initial direct costs, at the lease commencement date. Lease expense for operating leases is recognized on a straight-line basis over the lease term in selling, general and administrative expense on the consolidated statements of operations. Variable lease costs are recognized in the period in which the obligation for those costs is incurred. Lease expense for finance leases is recognized in interest expense for the interest portion and the amortization of the ROU asset is recognized in depreciation and amortization expense on the consolidated statement of operations. Under the package of practical expedients that the Company elected, as lessee, the Company did not have to
(i) re-assess
whether expired or existing contracts contain leases,
(ii) re-assess
the classification of expired or existing leases,
(iii) re-evaluate
initial direct costs for existing leases or (iv) separate lease components of certain contracts from non-lease
components and did not have to (v) utilize the full term of the lease when selecting the IBR, but rather will use the remaining term on the transition date. The renewal options are not included in the measurement of the right of use assets and lease liabilities as the Company is not reasonably certain it will exercise the optional renewal periods.
The adoption of this standard had a material impact on the Company’s financial position but did not significantly affect the Company’s results of operations or cash flows. The most significant effects of adoption were the recognition of material new right-of-use
assets and corresponding liabilities on its consolidated balance sheet, including new additions as of December 31, 2021 (see Note 6). Adoption of the standard resulted in the recognition of additional ROU assets and lease liabilities for operating leases of $47.2 million and $49.4 million as of January 1st, 2021, respectively.

Professional and General Liability
Professional and General Liability
As a healthcare provider, the Company is subject to medical malpractice claims and lawsuits. The Company may also be liable, as an employer, for the negligence of healthcare professionals it employs or the healthcare professionals it engages as independent contractors. To mitigate a portion of this risk, the Company maintains medical malpractice insurance, principally on a claims-made basis, with a reputable insurance provider. This policy contains a retroactive feature which covers claims incurred at the sites the Company operates, regardless if the claim was filed after the site’s respective policy term. The policy contains various limits and deductibles.
Loss contingencies, including medical malpractice claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable, and an amount or range of loss can be reasonably estimated.
The Company maintains a malpractice insurance policy with a coverage limit of $1.0 million per occurrence and $3.0 million aggregate coverage, with an umbrella policy coverage of $5.0 million. Any amounts over that threshold, or for which the insurance policy will not cover, will be borne by the Company and could materially affect the Company’s future consolidated financial position, results of operations, and cash flows. As of December 31, 2021 and December 31, 2020, the Company has recorded claims liabilities of $0.3 million and $0.1 million, respectively, in other liabilities. Insurance recoverables were immaterial as of December 31, 2021 and December 31, 2020, and are recorded in other assets on the accompanying consolidated balance sheets.

Advertising and Marketing Costs
Advertising and Marketing Costs
Advertising and marketing costs are expensed as incurred. Advertising and marketing costs expensed totaled approximately $19.4 million, $8.7 million and $4.5 million for the years ended December 31, 2021, 2020 and 2019, respectively. Advertising and marketing costs are included in the caption selling, general, and administrative expenses in the accompanying consolidated statements of operations.

Management Estimates and COVID-19
Management Estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions based on available information. Such estimates are based on historical experience and other assumptions that are considered appropriate in the circumstances. However, actual results could differ from those estimates and these differences may be material. Significant estimates made by the Company include, but are not limited to, fair value allocations for intangible assets acquired as part of the Company’s numerous acquisitions, recoverability of goodwill and intangibles, fair value of contingent considerations, unpaid service provider cost liability, and respective revenues and expenses related to these estimates for the years reported.
COVID-19
On March 11, 2020, the World Health Organization designated
COVID-19
as a global pandemic. The rapid spread of
COVID-19
around the world led to the shutdown of cities as national, state, and local authorities implemented social distancing, quarantine and self-isolation measures. While the restrictions have been eased across the United States, some restrictions remain in place. The full extent to which the
COVID-19
pandemic has and will directly or indirectly impact the Company, future results of operations and financial condition will depend on future factors that are uncertain and cannot be accurately predicted. These factors include, but are not limited to, new information that may emerge concerning
COVID-19,
including the impact of new variants of the virus, the scope and duration of business closures and restrictions, government-imposed or recommended suspensions of elective procedures, and expenses required for supplies and personal protective equipment. Due to these and other uncertainties, management cannot estimate the length or severity of the impact of the pandemic on the Company. Additionally, because of the Company’s business model, the full impact of the
COVID-19
pandemic may not be fully reflected in the Company’s results of operations and overall financial condition until future periods. The impact of
COVID-19
variants cannot be predicted at this time, and could depend on numerous factors, including vaccination rates among the population, the effectiveness of the
COVID-19
vaccines and boosters against
COVID-19
variants, and the actions taken to contain the
COVID-19
pandemic and the economic impact on our business. Management will continue to closely evaluate and monitor the nature and extent of these potential impacts to the Company, results of operations, and liquidity

Stock-Based Compensation
Stock-Based Compensation
ASC 718, “
Compensation—Stock Compensation
” requires the measurement of the cost of the employee services received in exchange for an award of equity instruments based on the grant-date fair value or, in certain circumstances, the calculated value of the award. For the restricted stock units (“RSUs”), the fair value is estimated using the Company’s closing stock price and for the market condition stock options, the fair value is estimated using a Monte Carlo simulation. The Company recognizes compensation expense associated with equity-based compensation as a component of “Selling, general and administrative expenses” in the accompanying consolidated statements of operations. All equity-based compensation is required to be measured at fair value on the grant date, is expensed over the requisite service, generally over a four-year period for RSUs and over the derived vesting period for market-condition stock options, and forfeitures are accounted for as they occur. Refer to Note 14, Stock-Based Compensation, for additional discussion regarding details of the Company’s Stock-based compensation plans.

Income Taxes
Income Taxes
The acquisition of PCIH was implemented through an
Up-C
structure. Prior to the closing of the Business Combination, Jaws was reincorporated in the State of Delaware and became a U.S. domestic corporation named Cano Health, Inc. Merger Sub, a wholly owned subsidiary of Jaws, merged with and into PCIH, with PCIH as the surviving company in the merger. As of December 31, 2021, the Seller, the former sole owner and managing member of PCIH, held approximately 62.3% of voting rights in Cano Health, Inc. and 62.3% of economic rights in PCIH, while other investors, including the former stockholders of Jaws and PIPE Investors held approximately 37.7% of economic and voting rights in Cano Health, Inc. and 37.7% of economic and 100.0% of managing rights in PCIH. Subsequent to the closing of the Business Combination, income attributable to Cano Health, Inc. is taxed under Subchapter C while PCIH will continue to be treated as a partnership for tax purposes.

Prior to the close of the Business Combination, the Company was treated as a partnership for U.S. income tax purposes, whereby earnings and losses were included in the tax return of its members and taxed depending on the members’ tax situation. While the overall entity was previously treated as a partnership, the Company established in 2019 a subsidiary group that was taxed under Subchapter C with immaterial operations in 2019. The operations of the subsidiary group are conducted through a legal entity domiciled in Puerto Rico. The subsidiary group is subject to Puerto Rico and U.S. Federal taxes and Florida State taxes. Refer to Note 16, “
Income Taxes
”, for further details.
The Company recognizes and measures tax positions taken or expected to be taken in its tax return based on their technical merit and assesses the likelihood that the positions will be sustained upon examination based on the facts, circumstances and information available at the end of each period. Interest and penalties on tax liabilities, if any, would be recorded in the captions interest expense and other expenses, respectively, in the consolidated statements of operations.
The U.S. Federal jurisdiction and the State of Florida are the major tax jurisdictions where the Company files income tax returns. The Company is generally subject to U.S. Federal or State examinations by tax authorities for all years since inception.

Other Current Liabilities
Other Current Liabilities
Other current liabilities consists of liabilities of the Company that are due within one year. As of December 31, 2021 other current liabilities included $10.5 million related to employee contributions to the Employee Stock Purchase Program (“ESPP”) and $10.3 million related to reconciliation payments to due to sellers of acquired businesses.

Reclassifications
Reclassifications
Certain prior year amounts have been reclassified for consistency with the current year presentation. Such reclassifications impacted the classification of: accounts receivable, net; prepaid expenses and other current assets; property, plant and equipment, net; other assets; accounts payable and accrued expenses; current portion of operating lease liabilities; other current liabilities and change in fair value of contingent consideration. These reclassifications had no effect on the reported results of operations and do not relate to the restatement detailed in Note 20.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Adoption of New Accounting Standards
In February 2016, the FASB established Topic 842, “
Leases
”
,
by issuing
ASU
No. 2016-02,
which requires lessees to recognize leases
on-balance
sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU
No. 2018-01,
“
Land Easement Practical Expedient for Transition to Topic 842
”, ASU
No. 2018-10,
“
Codification Improvements to Topic 842, Leases
”
,
ASU
No. 2018-11,
“
Targeted Improvements
”, ASU
No. 2018-20,
“
Leases (Topic 842): Narrow-Scope Improvements for Lessors
”
,
ASU
No. 2021-05,
“
Leases (Topic 842): Lessors—Certain Leases with Variable Lease Payments
”
,
and ASU
No. 2020-05,
“
Leases (Topic 842): Effective Dates for Certain Entities
”
(collectively referred to as “ASC 842”). ASC 842 establishes a right of use (“ROU”) model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the statement of operations.
Under ASC 842, a modified retrospective transition approach is required, and entities may choose to use either the effective date or the beginning of the earliest period presented in the financial statements as the date of initial application, with certain practical expedients available. The Company adopted ASC 842 on January 1, 2021 and it resulted in the recognition of additional ROU assets and lease liabilities for operating leases of $47.2 million and $49.4 million. Prior periods were not restated.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments,
which was subsequently amended by ASU
No. 2020-03,
“
Codification Improvements to Financial Instruments
”
(collectively referred to as “ASC 326”). which is intended to improve financial reporting by requiring earlier recognition of credit losses on certain financial assets. The standard replaces the current incurred loss impairment model that recognizes losses when a probable threshold is met with a requirement to recognize lifetime expected credit losses immediately when a financial asset is originated or purchased. The standard has been further refined through subsequent releases by the FASB, including the extension of the effective date. The Company adopted ASC 326 on January 1, 2021 with no material impact to the consolidated financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740),
“
Simplifying the Accounting for Income Taxes.
” This new standard simplifies various aspects related to the accounting for income taxes. The standard removes certain exceptions to the general principles in Topic 740 and also clarifies and modifies existing guidance to improve consistent application of Topic 740. The Company adopted this standard effective January 1, 2021 with no material impact to its consolidated financial statements.
Accounting Standards Issued But Not Yet Adopted
In March 2020, the FASB issued ASU
2020-04,
“Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” The guidance provides optional expedients and exceptions related to certain contract modifications and hedging relationships that reference the London Interbank Offered Rate (“LIBOR”) or another rate that is expected to be discontinued. The guidance was effective upon issuance and generally can be applied to applicable contract modifications and hedge relationships prospectively through December 31, 2022. The Company plans to adopt the standard in 2022 and is currently evaluating this guidance to determine the impact on its disclosures.
In October 2021, the FASB issued ASU
2021-08,
“Business Combinations (Topic 805)—Accounting for Contract Assets and Contract Liabilities from Contracts with Customers.” The ASU improves comparability after business combinations by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. ASU
2021-08
is effective for the Company on January 1, 2023, with early adoption permitted. The Company is currently evaluating the potential effect of this ASU on its consolidated financial statements.